Equity Awards and Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Equity Awards and Instruments

Note 15: Equity Awards and Instruments

Effective September 22, 2020, the Company adopted and approved the Bentley Systems, Incorporated 2020 Omnibus Incentive Plan (the “2020 Incentive Award Plan”). The 2020 Incentive Award Plan provides for the granting of stock, stock options, restricted stock, RSUs, and other stock-based or performance-based awards to certain directors, officers, colleagues, consultants, and advisors of the Company. The 2020 Incentive Award Plan provides that the total number of shares of Class B Common Stock that may be issued under the 2020 Incentive Award Plan is 25,000,000 (the “Absolute Share Limit”); provided, however, that the Absolute Share Limit is automatically increased on the first day of each fiscal year in an amount equal to the lower of 1% of the total number of shares of Class B Common Stock outstanding on the last day of the immediately preceding fiscal year and a lower number of shares of Class B Common Stock as determined by the Company’s board of directors. The 2020 Incentive Award Plan terminates in September 2030. As of September 30, 2020, no awards had been made pursuant to the 2020 Incentive Award Plan.

The Company also has equity awards outstanding under its Equity Incentive Plan which provided for the granting of awards in the form of stock options, stock appreciation rights, dividend equivalent rights, restricted stock, RSUs, and stock grants. The following is a summary of activity under the equity incentive plans.

Stock Options — Stock options generally vest ratably on each of the first four anniversaries of the grant date. Prior to the IPO, stock options granted under the Equity Incentive Plan included Put and Call provisions that allowed colleagues who have exercised an option to sell all or part of their shares acquired upon such exercise to the Company at the fair market value at the time of the sale. The exercise period for the Put right began on the second day after the six‑month anniversary of the date the option was exercised and ended after an additional 30 days. The Call right provision allowed the Company to purchase all or a part of the shares acquired by a colleague upon exercise of an option, at the fair market value at the time of such purchase. The Company could exercise the Call right at any time within seven months of the later of i) the optionee’s termination of service with the Company, or ii) the optionee’s (or his or her beneficiary’s) exercise of such option after a termination of service. These Put and Call rights terminated upon the completion of the IPO.

In accordance with the terms of the Equity Incentive Plan, in connection with the payment of the Special Dividend of $1.50 per share of the Company’s common stock on September 2, 2020, the Company equitably reduced the exercise price of each outstanding option granted under the Equity Incentive Plan by $1.50 (see Note 13).

The Company granted options for a total of 4,816,000 shares on March 22, 2019 and 10,000 shares on May 15, 2019. The fair value of the awards was estimated on the date of grant using the Black‑Scholes option pricing model. The grant date fair value of each option to acquire a share of Class B Common Stock was $1.66 and $1.65, respectively.

The Company granted options for a total of 10,000 shares on March 12, 2020. The fair value of the awards was estimated on the date of grant using the Black‑Scholes option pricing model. The grant date fair value of each option to acquire a share of Class B Common Stock was $2.49.

Stock Grants — Under the equity incentive plans, the Company may grant unrestricted, fully vested shares of Class B Common Stock to eligible colleagues. Prior to the IPO, any such shares awarded had Put and Call rights similar to those described above with respect to stock options, which terminated upon the completion of the IPO.

The Company did not grant fully vested shares of Class B Common Stock during the nine months ended September 30, 2019. The Company granted 17,411 fully vested shares of Class B Common Stock during the nine months ended September 30, 2020.

Restricted Stock and Restricted Stock Units — Under the equity incentive plans, the Company may grant both time and performance‑based shares of restricted Class B Common Stock to eligible colleagues. Additionally, the Company may grant both time and performance‑based RSUs to eligible colleagues, which entitle the grantee to receive a specific number of shares of the Company’s  Class B Common Stock upon vesting. These RSUs also have dividend equivalent rights.

For the nine months ended September 30, 2019, the Company granted 493,840 shares of restricted stock, all of which were subject to performance‑based vesting as determined by the achievement of business growth targets which included growth in annual recurring revenues as well as actual bookings for perpetual licenses and non‑recurring services. Annual performance targets were seasonalized and targets were set for quarterly and annual performance periods that ended on December 31, 2019. These restricted shares carried dividend, but not voting rights. During the nine months ended September 30, 2019, the performance conditions to vesting were satisfied in respect of 172,714 of these shares, of which 18,763 shares were sold back to the Company to settle applicable income tax withholdings of $136. During the nine months ended September 30, 2020, 292,131 of the shares were canceled.

Of the performance shares that vested in 2018, 23,343 shares were sold back to the Company to settle applicable income tax withholdings of $170, with the remaining shares delivered to participants in the nine months ended September 30, 2019. Of the performance shares granted in 2018, 60,832 shares did not vest and were canceled during the nine months ended September 30, 2019.

On March 31, 2020, the Company granted 12,454 shares of restricted stock, which are subject to a quarterly time‑based vesting schedule ending March 31, 2021.

On July 10, 2020 and July 21, 2020, the Company granted a total of 179,188 shares of restricted stock and RSUs and 6,136 shares of restricted stock, respectively, under the Company’s Equity Incentive Plan, at a grant date fair value of $15.48 per share, all of which are subject to performance‑based vesting as determined by the achievement of certain business growth targets, which include growth in annual recurring revenues as well as actual bookings for perpetual licenses and non‑recurring services. Annual performance targets are seasonalized and targets are set for quarterly and annual performance periods ending on December 31, 2020. These performance‑based restricted shares and RSUs carry dividend, but not voting rights. During the nine months ended September 30, 2020, the performance conditions to vesting were satisfied in respect of 37,237 of these shares, of which 998 shares were sold back to the Company to settle applicable income tax withholdings of $15.

Of the performance shares that vested in 2019, 8,774 shares were sold back to the Company to settle applicable income tax withholdings of $95, with the remaining shares delivered to participants in the nine months ended September 30, 2020. Of the performance shares granted in 2019, 292,131 shares did not vest and were canceled during the nine months ended September 30, 2020.

On July 10, 2020 and July 13, 2020, the Company granted a total of 179,188 shares and 10,000 shares, respectively, of restricted stock and RSUs under the Equity Incentive Plan at a grant date fair value of $15.48 per share, which vest ratably on each of the first four anniversaries of the grant date. These restricted shares and RSUs do not have voting rights and any dividends declared accrue on such shares and are paid only upon vesting.

On July 10, 2020, the Company granted a total of 994,912 shares of restricted stock and RSUs, including 32,238 cash‑settled RSUs, under the Equity Incentive Plan at a grant date fair value of $15.48 per share, which vested upon the Company’s completion of the IPO on September 25, 2020. These restricted shares and RSUs do not have voting or dividend rights, except in the case of any extraordinary dividend (as described in the Equity Incentive Plan) declared by the Company, if any, which would accrue on such shares and be paid only upon vesting. During the nine months ended September 30, 2020, 10,742 of the shares were canceled.

On July 21, 2020, the Company granted a total of 1,020,472 shares of restricted stock and RSUs including 46,300 RSUs that will be settled in cash, under the Equity Incentive Plan at a grant date fair value of $15.48 per share, which vest ratably on each of the first four anniversaries of the grant date. These restricted shares and RSUs do not have voting rights and any dividends declared accrue on such shares and are paid only upon vesting. During the nine months ended September 30, 2020, 12,500 of the shares were canceled.

In 2016, the Company granted RSUs subject to performance‑based vesting as determined by the achievement of business growth targets which included growth in annual recurring revenues as well as actual bookings for perpetual licenses and non‑recurring services. Annual performance targets were seasonalized and targets were set for quarterly and annual performance periods that ended on December 31, 2016. Certain colleagues elected to defer delivery of such shares upon vesting. During the nine months ended September 30, 2019 and 2020,  11,348 and 26,760 shares, respectively, were delivered to colleagues and, during the nine months ended September 30, 2020, 3,168 shares were sold back to the Company to settle income tax withholdings of $25. As of December 31, 2019 and September 30, 2020, 54,770 and 31,015, respectively, of these RSUs remained outstanding.

The following is a summary of option activity under the Company's applicable equity incentive plans and after giving effect to the $1.50 downward exercise price adjustment as a result of the Special Dividend:

		Exercise Price Per Share
	Options		Weighted
	Outstanding	Range	Average
Balance, December 31, 2019	18,691,667	$2.00 – $5.74	$4.47
Option activity:
Granted	10,000	9.34	9.34
Exercised	(4,864,944)	2.00 – 5.74	3.37
Canceled	(223,250)	2.00 – 9.34	5.30
Balance, September 30, 2020	13,613,473	$3.73 – $5.74	$4.85

The following is a summary of options outstanding and exercisable by exercise price under the Company's applicable equity incentive plans as of September 30, 2020 and after giving effect to the $1.50 downward exercise price adjustment as a result of the Special Dividend:

		Weighted
		Remaining
	Number of	Contractual
Exercise	Options	Life
Prices	Outstanding	(in years)	Exercisable
$3.73 – $4.00	5,407,315	1.07	4,424,881
4.01 – 5.74	8,206,158	3.08	2,536,658
Total	13,613,473		6,961,539

For the year ended December 31, 2019 and the nine months ended September 30, 2020, the Company received cash proceeds of $3,612 and $7,776, respectively, related to the exercise of stock options.

The following is a summary of the intrinsic value of options outstanding and exercisable under the Company's applicable equity incentive plans as of September 30, 2020 and after giving effect to the $1.50 downward exercise price adjustment as a result of the Special Dividend:

				Weighted
		Weighted		Remaining
		Average	Aggregate	Contractual
	Number of	Exercise	Intrinsic	Life
	Options	Price	Value	(in years)
Options as of September 30, 2020
Outstanding	13,613,473	$4.85	$361,441	2.3
Exercisable	6,961,539	$4.40	$187,962	1.7

Acquisition Options — In addition to options granted under the Company’s Equity Incentive Plan, in connection with an acquisition completed in March 2018, the Company issued to certain selling shareholder entities options to acquire an aggregate of up to 900,000 shares of Class B Common Stock. The options have a five‑year term, are exercisable on the fourth anniversary of the closing of the acquisition, and have an initial exercise price of $6.805 per share. The options have a four‑year service condition, which is incorporated into the Company’s Call rights. The exercise price of the options is subject to a cap and collar adjustment mechanism that automatically reduces (but not to less than $0.01 )or increases the exercise price based on the difference between the exercise price and the fair market value of the Company’s  Class B Common Stock on the exercise date. The fair value of the awards was estimated on the date of grant using the Black‑Scholes option pricing model. The grant date fair value of each option was $3.44. Any shares of Class B Common Stock acquired upon exercise of the options were generally entitled to the Put and Call rights summarized above under “Stock Options,” and the options contain customary adjustment provisions in case of stock splits, stock dividends, or other corporate transactions. Upon the completion of the IPO, the Put and Call provisions, as well as the incorporated service condition, of the Company’s acquisition options terminated automatically and as such, the Company accelerated $1,548 of previously unrecognized share‑based compensation associated with these options. The Company recorded a total of $2,012 of share-based compensation expense associated with these options for the nine months ended September 30, 2020. As of December 31, 2019 and September 30, 2020, all options to acquire 900,000 shares remain outstanding. As of September 30, 2020, these options are non‑exercisable and have an aggregate intrinsic value of $7,992.

Stock-based compensation expense is recognized on a straight‑line basis over the vesting period during which colleagues perform related services.

Total stock-based compensation expense was as follows:

	Nine Months Ended
	September 30,
	2019	2020
IPO vested restricted stock and RSU expense	$—	$15,445
Stock option expense	4,795	5,849
Restricted stock expense	1,251	2,104
Stock grants expense	—	219
Total pre-tax expense	$6,046	$23,617

As of September 30, 2020, there was $7,825 of unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of approximately 1.9 years.

As of September 30, 2020, there was $16,915 of unrecognized compensation cost related to unvested restricted stock and RSUs, excluding cash‑settled restricted stock and RSUs, which is expected to be recognized over a weighted average period of approximately 3.7 years.

The total intrinsic value of stock options exercised in the nine months ended September 30, 2019 and 2020 was $21,555 and $58,502, respectively.

The value of each stock option award was estimated on the date of grant using the Black‑Scholes option pricing model. The determination of the fair value of share‑based payment awards using an option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the Company’s expected stock price volatility over the term of the awards, actual and projected colleague stock option exercise behaviors, risk‑free interest rates, and expected dividends, which are estimated as follows:

Expected volatility. The expected stock price volatility for the Company’s common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the stock option grants. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company’s own common stock share price becomes available.

Expected dividend yield. Prior to 2015, the Company had never declared or paid a cash dividend. Consequently, the Company used an expected dividend yield of zero for all option grants prior to 2015. In February 2015, the Company’s board of directors established a policy to pay a quarterly dividend with the first such quarterly dividend paid in June 2015. While the Company intends to continue paying quarterly dividends, any future determination and amount per share will be subject to the discretion of the Company’s board of directors and will be dependent on a number of factors, including the Company’s operating results, capital requirements, restrictions under Delaware law, and overall financial conditions, as well as any other factors the Company’s board of directors considers relevant.

Expected term. The expected term represents the period that the Company’s stock‑based awards are expected to be outstanding. The expected term is based on the simplified method, which represents the average period from vesting to the expiration of the award.

Risk‑free rate. The risk‑free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of the options for each option group.

	Year Ended	Nine Months Ended
	December 31,	September 30,
	2019	2020
Expected volatility	29.57%	31.04%
Expected dividend yield	1.38%	1.11%
Risk-free interest rate	2.48%	1.31%
Expected term (in years)	3.75	3.75
Weighted average grant date fair value of options issued	$1.66	$2.49

The fair value of the common stock during periods prior to the IPO was determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from independent third‑party valuations, the Company’s financial position, and historical financial performance.

The Company paid $4,952 and $1,454 during the nine months ended September 30, 2019 and 2020, respectively, to stockholders who exercised their options and elected to sell the shares back to the Company after the mandatory six‑month holding period as well as for shares acquired by the Company exercising its Call rights.

Note 14: Equity Awards and Instruments

The Company has equity awards outstanding under its 2005 Stock Option Plan and 2015 Equity Incentive Plan. The 2015 Equity Incentive Plan provides for the granting of awards in the form of stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units, and stock grants. The 2005 Stock Option Plan expired in April 2015, and no further options may be granted thereunder. The 2015 Equity Incentive Plan, which has substantially similar terms to the 2005 Stock Option Plan as it relates to options, has 50,000,000 shares of Class B Common Stock reserved for issuance and terminates in November 2024.

The following is a summary of activity under these two stockholder‑approved plans.

Stock Options—The Company has stock options outstanding under its 2005 Stock Option Plan and 2015 Equity Incentive Plan. Stock options generally vest ratably on each of the first four anniversaries of the grant date. Stock options granted under these plans include Put and Call provisions that allow colleagues who have exercised an option to sell all or part of their shares acquired upon such exercise to the Company at the fair market value at the time of the sale. The exercise period for the Put right begins on the second day after the six‑month anniversary of the date the option was exercised and ends after an additional 30 days. The Call right provision allows the Company to purchase all or a part of the shares acquired by a colleague upon exercise of an option, at the fair market value at the time of such purchase. The Company may exercise the Call right at any time within seven months of the later of i) the optionee’s termination of service with the Company, or ii) the optionee’s (or his or her beneficiary’s) exercise of such option after a termination of service.

The Company granted a total of 20,000 options on March 22, 2018, 5,096,000 options on May 29, 2018, and 10,000 options on September 6, 2018. The fair value of the awards was estimated on the date of grant using the Black‑Scholes option pricing model. The grant date fair value of each option was $1.43,  $1.46, and $1.96, respectively.

The Company granted a total of 4,816,000 options on March 22, 2019 and 10,000 options on May 15, 2019. The fair value of the awards was estimated on the date of grant using the Black‑Scholes option pricing model. The grant date fair value of each option was $1.66 and $1.65, respectively.

Acquisition Options—In connection with an acquisition completed in March 2018, the Company issued to certain selling shareholder entities options to acquire an aggregate of up to 900,000 shares of Class B Common Stock. The options have a five-year term, vest on the fourth anniversary of the closing of the acquisition, and an initial exercise price of $6.805 per share. The exercise price of the options is subject to a cap and collar adjustment mechanism that automatically reduces (but not to less than $0.01) or increases the exercise price based on the difference between the exercise price and the fair market value of the Company’s Class B Common Stock on the exercise date. The fair value of the awards was estimated on the date of grant using the Black‑Scholes option pricing model. The grant date fair value of each option was $3.44. Any shares of Class B Common Stock acquired upon exercise of the options are generally entitled to the Put and Call rights summarized above under “Stock Options,” and the options contain customary adjustment provisions in case of stock splits, stock dividends, or other corporate transactions (see Note 1 regarding the Dividend). As of December 31, 2019, all 900,000 options remain outstanding.

Stock Grants—Under the 2015 Equity Incentive Plan, the Company may grant unrestricted, fully vested shares of Class B Common Stock to eligible colleagues. Any such shares awarded have Put and Call rights similar to those described above with respect to stock options.

The Company did not grant fully vested shares of Class B Common Stock during 2018 or 2019.

Restricted Stock—Under the 2015 Equity Incentive Plan, the Company may grant both time and performance‑based shares of restricted Class B Common Stock to eligible colleagues.

During the year ended December 31, 2018, the Company granted 512,616 shares of restricted stock, all of which were subject to performance‑based vesting as determined by the achievement of business growth targets, which included growth in annual recurring revenues as well as actual bookings for perpetual licenses and non‑recurring services. Annual performance targets were seasonalized and targets were set for quarterly and annual performance periods ending on December 31, 2018. These restricted shares carried dividend, but not voting rights. During the year ended December 31, 2018, the performance conditions to vesting were satisfied in respect of 451,784 of these shares, of which 76,375 shares were sold back to the Company to settle applicable income tax withholdings of $610. An additional 4,798 shares were sold back to the Company to settle applicable income tax withholdings of $27, related to performance shares that were vested in 2017 and delivered to participants in the year ended December 31, 2018. Additionally, during the year ended December 31, 2018, the Company granted 57,670 shares of restricted stock to a colleague. These restricted shares carry dividend but not voting rights, and are subject to a three-year service condition.

For the year ended December 31, 2019, the Company granted 493,840 shares of restricted stock, all of which were subject to performance‑based vesting as determined by the achievement of business growth targets which included growth in annual recurring revenues as well as actual bookings for perpetual licenses and non‑recurring services. Annual performance targets were seasonalized and targets were set for quarterly and annual performance periods ending on December 31, 2019. These restricted shares carried dividend, but not voting rights. During the year ended December 31, 2019, the performance conditions to vesting were satisfied in respect of 241,709 of these shares, of which 25,677 shares were sold back to the Company to settle applicable income tax withholdings of $192. An additional 23,343 shares were sold back to the Company to settle applicable income tax withholdings of $169, related to performance shares that were vested in 2018 and delivered to participants in the year ended December 31, 2019.

Restricted Stock Units—Under the 2015 Equity Incentive Plan, the Company may grant both time and performance based restricted stock units (“RSUs”) to eligible colleagues, which entitle the grantee to receive a specific number of shares of our Class B Common Stock upon vesting. These shares also have dividend equivalent rights.

No restricted stock units were granted during the years ended December 31, 2018 or 2019. In 2016, the Company granted RSUs subject to performance‑based vesting as determined by the achievement of business growth targets which included growth in annual recurring revenues as well as actual bookings for perpetual licenses and non‑recurring services. Annual performance targets were seasonalized and targets were set for quarterly and annual performance periods ending on December 31, 2016. Certain colleagues elected to defer delivery of such shares upon vesting. During the year ended December 31, 2019, 16,746 shares were delivered to colleagues and 5,398 shares were sold back to the Company to settle income tax withholdings of $39. As of December 31, 2018 and 2019, 70,687 and 54,771, respectively, of these RSUs remained outstanding.

The following is a summary of option activity under the Company’s equity incentive plans:

		Exercise Price Per Share
	Options				Weighted
	Outstanding	Range			Average
Balance, December 31, 2017	18,629,380	$0.31	-	$5.38	$3.72
Option activity:
Granted	5,126,000	6.81	-	8.67	6.81
Exercised	(3,738,182)	0.31	-	5.38	1.89
Canceled	(502,750)	0.31	-	8.67	5.04
Balance, December 31, 2018	19,514,448	$1.79	-	$6.81	$4.85
Option activity:
Granted	4,826,000			7.24	7.24
Exercised	(4,731,158)	1.79	-	6.81	2.68
Canceled	(917,623)	1.79	-	7.24	5.82
Balance, December 31, 2019	18,691,667	$3.50	-	$7.24	$5.97

As of December 31, 2018 and 2019, options and other equity awards available for future grants under the 2015 Equity Incentive Plan were 30,607,529 and 28,101,504, respectively.

The following is a summary of options outstanding and exercisable by exercise price as of December 31, 2019:

		Weighted
	Number of	Remaining
	Options	Contractual
Exercise Prices	Outstanding	Life (in years)	Exercisable
$3.50 – $4.00	1,978,256	0.39	1,978,256
4.01 – 6.00	7,450,203	1.78	4,469,866
$6.01 – $7.24	9,263,208	3.82	1,125,708
Total	18,691,667		7,573,830

During the years ended December 31, 2018 and 2019, the Company received cash proceeds of $2,179 and $3,612, respectively, related to the exercise of stock options.

The following is a summary of the intrinsic value of options outstanding and exercisable as of December 31, 2019:

				Weighted
		Weighted	Aggregate	Remaining
	Number of	Average	Intrinsic	Contractual
	Options	Exercise Price	Value	Life (in years)
Options as of December 31, 2019
Outstanding	18,691,667	$5.97	$91,028	2.6
Exercisable	7,573,830	$5.05	$43,852	1.6

Compensation expense is recognized on a straight‑line basis over the vesting period during which colleagues perform related services. In the years ended December 31, 2018 and 2019, the Company recorded $4,808 and $6,342, respectively, of stock‑based compensation expense related to stock options and $3,074 and $1,749, respectively, of compensation expense in connection with restricted stock. As of December 31, 2019, there was $11,911 of unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of approximately 2.6 years.

The total intrinsic value of stock options exercised in the years ended December 31, 2018 and 2019 was $18,291 and $22,914, respectively.

The value of each stock option award was estimated on the date of grant using the Black‑Scholes option pricing model. The determination of the fair value of share‑based payment awards using an option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the Company’s expected stock price volatility over the term of the awards, actual and projected colleague stock option exercise behaviors, risk‑free interest rates, and expected dividends, which are estimated as follows:

Expected volatility. The expected stock price volatility for the Company’s common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the stock option grants. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company’s own common stock share price becomes available.

Expected dividend yield. Prior to 2015, the Company had never declared or paid a cash dividend. Consequently, the Company used an expected dividend yield of zero for all option grants prior to 2015. In February 2015, the Company’s board of directors established a policy to pay a quarterly dividend with the first such quarterly dividend paid in June 2015. While the Company intends to continue paying quarterly dividends, any future determination and amount per share will be subject to the discretion of the Company’s board of directors and will be dependent on a number of factors, including the Company’s operating results, capital requirements, restrictions under Delaware law, and overall financial conditions, as well as any other factors the Company’s board of directors considers relevant.

Expected term. The expected term represents the period that the Company’s stock‑based awards are expected to be outstanding. The expected term is based on the simplified method, which represents the average period from vesting to the expiration of the award.

Risk‑free rate. The risk‑free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term of the options for each option group.

	Year Ended December 31,
	2018	2019
Expected volatility	26.32% – 27.18%	29.57%
Expected dividend yield	1.18%	1.38%
Risk-free interest rate	2.40%	2.48%
Expected term (in years)	3.75	3.75
Weighted average grant date fair value of options issued	$1.46	$1.66

The fair value of the common stock was determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from independent third‑party valuations, the Company’s financial position, and historical financial performance.

The Company paid $8,571 and $8,838 during the years ended December 31, 2018 and 2019, respectively, to stockholders who exercised their options and elected to sell the shares back to the Company after the mandatory six‑month holding period.